OTHER ASSETS (Tables)	12 Months Ended
Jun. 30, 2019
OTHER ASSETS
Schedule of Other Assets

Other assets as of June 30, 2019 and 2018 consisted of:

	June 30, 2019	June 30, 2018
		Restated
Deposit for direct financing lease	$182,782	$604,748
Advance payment to third party companies	872	98
Other receivables	1,922,667	27,097
	$2,106,321	$631,943